CHRISTOPHER F. SCHULTZ

MEMBER, NY AND MA BARS

DIRECT DIAL NO.: 646-348-6755

E-MAIL ADDRESS: CFSCHULTZ@PBNLAW.COM

March 22, 2005

EDGAR AND FEDERAL EXPRESS

Mr. H. Roger Schwall

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Re:	Peru Copper, Inc. Registration Statement on Form F-1, File No. 333-121527, Filed on December 22, 2004, as Amended on February 25, 2005

Ladies and Gentlemen:

On behalf of Peru Copper Inc. (the “Company”), we hereby submit for your review Amendment No. 2 (“Amendment No. 2”) to the above-referenced registration statement (the “Registration Statement”) of the Company originally filed with the Securities and Exchange Commission (the “Commission”) on December 22, 2004, pursuant to the Securities Act of 1933, as amended on February 25, 2005 (“Amendment No. 1”). An electronic version of Amendment No. 2 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 2, which have been marked to show changes made to the Registration Statement, two of which attach all exhibits being filed and four clean copies, two of which attach all exhibits being filed.

In addition, we are providing the following responses to the comments contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated March 17, 2005 relating to the Registration Statement (“Comment Letter”). For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 2, unless otherwise noted.

March 22, 2005

General, on p. 1 of Comment Letter

1.	Where comments on a section also relate to disclosure in another section, please make parallel changes to all affected disclosure. This will eliminate the need for us to repeat similar comments.

We acknowledge the Staff’s comment and have cross referenced each comment in order to make parallel changes to the disclosure in other sections.

2.	We reissue prior comment 5 regarding the need to update the information in the prospectus with each amendment.

We acknowledge the Staff’s comment and have revised the prospectus accordingly with this Amendment No. 2.

Risk Factors, page 6 on p. 3 of Comment Letter

Risks Relating to our business and industry, page 6

We may not be able to access sufficient water…, page 8

3.	Please remove the mitigating language in the last sentence under this heading regarding the adequacy of access to water, power and storage facilities.

In response to the Staff’s comment, we have revised the Risk Factors section accordingly.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 23 on p. 3 of Comment Letter

4.	We note your response number 35. Supplementally confirm that the Peruvian national for whom tuition payments have been paid is not a related party to the company, its directors or its officers.

In response to the Staff’s comment the Company supplementally informs the Staff that the Peruvian national for whom tuition payments have been paid is not a related party to the Company, its directors or its officers. In addition, the Company supplementally informs the Staff that when the Company granted the scholarship to this individual it informed the individual that upon the completion of her Masters of Business Administration degree program, the Company may consider hiring the individual as an employee.

March 22, 2005

Workers’ Participation, page 53 on p. 3 of Comment Letter

5.	Based on the disclosure on page 63 regarding the number of the company’s Peruvian employees, it appears that the company may be subject to the Workers’ Participation law. As requested in our prior comment, please supplement the disclosure under this heading by stating whether or not the law currently applies to you.

In response to the Staff’s comment, we have added disclosure that the Workers’ Participation law does apply to the Company.

Material Income Tax Considerations, page 72 on p. 3 of Comment Letter

6.	As explained in our prior comment, a U.S. investor is entitled to know of the material Canadian federal income tax consequences, and not just “considerations,” regarding the ownership and disposition of your securities. Revise the title and the text of this section accordingly.

In response to the Staff’s comment, we have revised the title and the text of this section accordingly.

Plan of Distribution, page 88 on p. 3 of Comment Letter

7.	Please identify any of the selling securityholders who are registered broker-dealers or affiliates of registered broker-dealers. If you determine that any selling securityholders are registered broker-dealers, please revise your disclosure to indicate that such selling securityholders are underwriters unless they received their shares as compensation for investment banking services. With respect to any affiliate of a registered broker-dealer, please disclose, if true, that such selling securityholder acquired its shares in the ordinary course of business and at the time of the acquisition did not have arrangements or understandings with any person to distribute the securities. If not, you must indicate that such selling securityholder is an underwriter.

We note the Staff’s comment and have revised this section to add additional disclosure with respect to selling securityholders who are affiliates of broker-dealers, regarding their acquisition of shares in the ordinary course of business and whether they have any arrangements or understandings to distribute the securities, and have added other additional disclosure as requested by selling securityholders with respect to potential use of broker-dealers and underwriters in connection with sales of securities.

March 22, 2005

Mineral Resources, page 39 on pp. 3-4 of Comment Letter

8.	You state in your letter that you have revised your disclosure in response to our prior comment 68 (your 67), but we are unable to locate the responsive disclosure. Consequently, we reissue our prior comment 68 regarding the cutoff grade concept being important to understanding the potential of the mineral property. Disclose the cutoff grade and a definition for the term “cutoff” that illuminates the fact that a cutoff grade or tenor is used to define a mineral resource that has reasonable prospects for economic extraction. In establishing the cut-off grade, the economic assumptions must realistically reflect the location, deposit scale, continuity, assumed mining method, metallurgical processes, costs, and reasonable metal prices. Please call us if you have any questions with respect to this comment.

In response to the Staff’s comment, and following discussions with the Staff, the Company has revised the mineral resources section to add a footnote (4) to the table of inferred resources, disclosing the cutoff grade. In addition, we respectfully note that a definition for the term cutoff was added in Amendment No. 1 in the Glossary section at page 93.

Exhibits

Exhibit 99.2, page 3 on p. 4 of Comment Letter

9.	Information in the Exhibit appears to be inconsistent with the disclosure in the prospectus. Please withdraw the exhibit or advise us as to why you feel the exhibit is required.

In response to the Staff’s comment, we have withdrawn this exhibit accordingly.

[CONTINUED ON NEXT PAGE]

March 22, 2005

Please note that the Company has included certain changes to the Registration Statement other than those in response to the Staff’s comments.

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call Christopher F. Schultz (646-348-6755) of this firm with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ Christopher F. Schultz
Christopher F. Schultz

CC:	Ms. Mellissa Campbell Duru

Mr. George K. Schuler

Mr. John Weitzel

Mr. Barry Stem